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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Retirement Solution 2020 Fund

Voya Retirement Solution 2025 Fund

Voya Retirement Solution 2030 Fund

Voya Retirement Solution 2035 Fund

Voya Retirement Solution 2040 Fund

Voya Retirement Solution 2045 Fund

Voya Retirement Solution 2050 Fund

Voya Retirement Solution 2055 Fund

Voya Retirement Solution Income Fund

The schedules are not audited.

Voya Retirement Solution 2020 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.0%
50	iShares Barclays 20+ Year Treasury Bond Fund	$6,071	1.0
85	iShares Barclays Aggregate Bond Fund	9,258	1.5
387	iShares Barclays TIPS Bond Fund	43,182	7.0
204	iShares MSCI EAFE Index Fund	12,234	2.0
222	iShares Russell 1000 Value Index Fund	21,483	3.5
124	SPDR Trust Series 1	24,511	4.0

	Total Exchange-Traded Funds (Cost $120,239)	116,739	19.0

MUTUAL FUNDS: 81.0%
	Affiliated Investment Companies: 80.0%
3,104	Voya Floating Rate Fund - Class I	30,976	5.0
3,763	Voya Global Bond Fund - Class R6	36,762	6.0
3,139	Voya High Yield Bond Fund - Class I	24,831	4.0
9,002	Voya Intermediate Bond Fund - Class R6	89,657	14.6
5,886	Voya International Core Fund - Class I	55,206	9.0
5,946	Voya Large Cap Growth Fund - Class R6	87,886	14.3
4,670	Voya Large Cap Value Fund - Class R6	55,194	9.0
858	Voya MidCap Opportunities Fund - Class R6	21,366	3.5
1,774	Voya Multi-Manager Mid Cap Value Fund - Class I	21,603	3.5
647	Voya Real Estate Fund - Class R6	12,624	2.1
3,739	Voya Short Term Bond Fund - Class R6	37,093	6.0
1,054	Voya Small Company Fund - Class R6	18,464	3.0
		491,662	80.0

	Unaffiliated Investment Companies: 1.0%
1,204	@ Credit Suisse Commodity Return Strategy Fund - Class I	6,273	1.0

	Total Mutual Funds (Cost $504,756)	497,935	81.0

	Total Investments in Securities (Cost $624,995)	$614,674	100.0
	Assets in Excess of Other Liabilities	78	–
	Net Assets	$614,752	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $625,014.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$13,165
Gross Unrealized Depreciation	(23,505)

Net Unrealized Depreciation	$(10,340)

Voya Retirement Solution 2020 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$116,739	$–	$–	$116,739
Mutual Funds	497,935	–	–	497,935
Total Investments, at fair value	$614,674	$–	$–	$614,674

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/15	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$32,308	$340	$(1,247)	$(425)	$30,976	$340	$(24)	$-
Voya Global Bond Fund - Class R6	38,638	-	(1,245)	(631)	36,762	-	(204)	-
Voya High Yield Bond Fund - Class I	25,881	344	(499)	(895)	24,831	351	(24)	-
Voya Intermediate Bond Fund - Class R6	93,685	584	(3,083)	(1,529)	89,657	589	47	-
Voya International Core Fund - Class I	57,355	1,627	(6)	(3,770)	55,206	-	-	-
Voya Large Cap Growth Fund - Class R6	92,652	-	(7)	(4,759)	87,886	-	2	-
Voya Large Cap Value Fund - Class R6	57,688	2,845	(7)	(5,332)	55,194	221	-	-
Voya MidCap Opportunities Fund - Class R6	22,409	304	(2)	(1,345)	21,366	-	-	-
Voya Multi-Manager Mid Cap Value Fund - Class I	22,417	682	(3)	(1,493)	21,603	-	-	-
Voya Real Estate Fund - Class R6	12,746	596	(1)	(717)	12,624	81	-	-
Voya Short Term Bond Fund - Class R6	38,737	177	(1,601)	(220)	37,093	183	(13)	-
Voya Small Company Fund - Class R6	19,214	41	(1)	(790)	18,464	-	-	-
	$513,730	$7,540	$(7,702)	$(21,906)	$491,662	$1,765	$(216)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Solution 2025 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.8%
10	iShares Barclays 20+ Year Treasury Bond Fund	$1,214	2.0
8	iShares Barclays Aggregate Bond Fund	871	1.4
30	iShares MSCI EAFE Index Fund	1,799	3.0
31	iShares Russell 1000 Value Index Fund	3,001	5.0
3	iShares Russell Midcap Growth Index Fund	277	0.5
12	SPDR Trust Series 1	2,372	3.9

	Total Exchange-Traded Funds
	(Cost $9,934)	9,534	15.8

MUTUAL FUNDS: 83.8%
	Affiliated Investment Companies: 82.8%
71	Voya Corporate Leaders 100 Fund - Class R6	1,197	2.0
304	Voya Floating Rate Fund - Class I	3,031	5.0
368	Voya Global Bond Fund - Class R6	3,597	6.0
307	Voya High Yield Bond Fund - Class I	2,430	4.0
638	Voya Intermediate Bond Fund - Class R6	6,352	10.5
576	Voya International Core Fund - Class I	5,401	8.9
609	Voya Large Cap Growth Fund - Class R6	8,999	15.0
406	Voya Large Cap Value Fund - Class R6	4,800	8.0
96	Voya MidCap Opportunities Fund - Class R6	2,389	4.0
203	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,805	3.0
109	Voya Multi-Manager International Equity Fund - Class I	1,155	1.9
223	Voya Multi-Manager Mid Cap Value Fund - Class I	2,718	4.5
63	Voya Real Estate Fund - Class R6	1,236	2.0
305	Voya Short Term Bond Fund - Class R6	3,025	5.0
103	Voya Small Company Fund - Class R6	1,807	3.0
		49,942	82.8

	Unaffiliated Investment Companies: 1.0%
118	@ Credit Suisse Commodity Return Strategy Fund - Class I	$614	1.0

	Total Mutual Funds
	(Cost $50,455)	50,556	83.8

	Total Investments in Securities (Cost $60,389)	$60,090	99.6
	Assets in Excess of Other Liabilities	268	0.4
	Net Assets	$60,358	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $60,330.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,478
Gross Unrealized Depreciation	(2,718)

Net Unrealized Depreciation	$(240)

Voya Retirement Solution 2025 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,534	$–	$–	$9,534
Mutual Funds	50,556	–	–	50,556
Total Investments, at fair value	$60,090	$–	$–	$60,090

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/15	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class R6	$1,275	$4	$-	$(82)	$1,197	$-	$-	$-
Voya Floating Rate Fund - Class I	3,175	34	(136)	(42)	3,031	34	(3)	-
Voya Global Bond Fund - Class R6	3,824	-	(173)	(54)	3,597	-	(27)	-
Voya High Yield Bond Fund - Class I	2,587	34	(103)	(88)	2,430	35	(4)	-
Voya Intermediate Bond Fund - Class R6	6,715	42	(307)	(98)	6,352	42	(9)	-
Voya International Core Fund - Class I	5,677	98	-	(374)	5,401	-	-	-
Voya Large Cap Growth Fund - Class R6	9,487	-	-	(488)	8,999	-	-	-
Voya Large Cap Value Fund - Class R6	5,076	194	-	(470)	4,800	19	-	-
Voya MidCap Opportunities Fund - Class R6	2,567	-	(21)	(157)	2,389	-	3	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,900	253	-	(348)	1,805	-	-	-
Voya Multi-Manager International Equity Fund - Class I	1,262	-	-	(107)	1,155	-	-	-
Voya Multi-Manager Mid Cap Value Fund - Class I	2,840	67	-	(189)	2,718	-	-	-
Voya Real Estate Fund - Class R6	1,262	45	-	(71)	1,236	8	1	-
Voya Short Term Bond Fund - Class R6	3,195	14	(167)	(17)	3,025	15	(1)	-
Voya Small Company Fund - Class R6	1,894	-	(8)	(79)	1,807	-	2	-
	$52,736	$785	$(915)	$(2,664)	$49,942	$153	$(38)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Solution 2030 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.4%
15	iShares Barclays 20+ Year Treasury Bond Fund	$1,821	2.9
31	iShares MSCI EAFE Index Fund	1,859	3.0
29	iShares Russell 1000 Value Index Fund	2,807	4.6
30	iShares Russell Midcap Growth Index Fund	2,773	4.5
2	SPDR Trust Series 1	395	0.6
12	SPDR Dow Jones International Real Estate ETF	473	0.8

	Total Exchange-Traded Funds (Cost $10,340)	10,128	16.4

MUTUAL FUNDS: 83.6%
	Affiliated Investment Companies: 82.6%
253	Voya Corporate Leaders 100 Fund - Class R6	4,287	6.9
311	Voya Floating Rate Fund - Class I	3,101	5.0
314	Voya High Yield Bond Fund - Class I	2,486	4.0
559	Voya Intermediate Bond Fund - Class R6	5,571	9.0
655	Voya International Core Fund - Class I	6,140	9.9
712	Voya Large Cap Growth Fund - Class R6	10,521	17.1
545	Voya Large Cap Value Fund - Class R6	6,444	10.5
277	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,462	4.0
112	Voya Multi-Manager International Equity Fund - Class I	1,191	1.9
228	Voya Multi-Manager Mid Cap Value Fund - Class I	2,780	4.5
89	Voya Real Estate Fund - Class R6	1,738	2.8
250	Voya Short Term Bond Fund - Class R6	2,475	4.0
106	Voya Small Company Fund - Class R6	1,848	3.0
		51,044	82.6

	Unaffiliated Investment Companies: 1.0%
121	@ Credit Suisse Commodity Return Strategy Fund - Class I	628	1.0

	Total Mutual Funds (Cost $51,584)	51,672	83.6

	Total Investments in Securities (Cost $61,924)	$61,800	100.0
	Assets in Excess of Other Liabilities	16	–
	Net Assets	$61,816	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $61,968.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,668
Gross Unrealized Depreciation	(2,836)

Net Unrealized Depreciation	$(168)

Voya Retirement Solution 2030 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,128	$–	$–	$10,128
Mutual Funds	51,672	–	–	51,672
Total Investments, at fair value	$61,800	$–	$–	$61,800

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/15	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class R6	$4,574	$9	$-	$(296)	$4,287	$-	$-	$-
Voya Floating Rate Fund - Class I	3,298	35	(191)	(41)	3,101	36	(3)	-
Voya High Yield Bond Fund - Class I	2,642	35	(102)	(89)	2,486	36	(5)	-
Voya Intermediate Bond Fund - Class R6	4,617	1,324	(300)	(70)	5,571	31	(9)	-
Voya International Core Fund - Class I	6,508	59	-	(427)	6,140	-	-	-
Voya Large Cap Growth Fund - Class R6	11,091	-	-	(570)	10,521	-	-	-
Voya Large Cap Value Fund - Class R6	6,871	209	-	(636)	6,444	26	-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,607	332	-	(477)	2,462	-	-	-
Voya Multi-Manager International Equity Fund - Class I	1,302	-	-	(111)	1,191	-	-	-
Voya Multi-Manager Mid Cap Value Fund - Class I	2,941	36	-	(197)	2,780	-	-	-
Voya Real Estate Fund - Class R6	1,301	543	-	(106)	1,738	8	-	-
Voya Short Term Bond Fund - Class R6	2,636	12	(159)	(14)	2,475	12	(1)	-
Voya Small Company Fund - Class R6	1,959	-	(25)	(86)	1,848	-	5	-
	$52,347	$2,594	$(777)	$(3,120)	$51,044	$149	$(13)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Solution 2035 Fund	PORTFOLIO OF INVESTMENTS as of AUGUST 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 18.2%
10	iShares Barclays 20+ Year Treasury Bond Fund	$1,214	2.0
20	iShares MSCI EAFE Index Fund	1,200	1.9
32	iShares Russell 1000 Value Index Fund	3,097	5.0
10	iShares Russell 2000 Value Index Fund	937	1.5
30	iShares Russell Midcap Growth Index Fund	2,773	4.5
8	SPDR Trust Series 1	1,581	2.5
12	SPDR Dow Jones International Real Estate ETF	473	0.8

	Total Exchange-Traded Funds
	(Cost $11,528)	11,275	18.2

MUTUAL FUNDS: 81.7%
	Affiliated Investment Companies: 80.7%
289	Voya Corporate Leaders 100 Fund - Class R6	4,904	7.9
311	Voya Floating Rate Fund - Class I	3,105	5.0
315	Voya High Yield Bond Fund - Class I	2,489	4.0
187	Voya Intermediate Bond Fund - Class R6	1,859	3.0
721	Voya International Core Fund - Class I	6,761	10.9
742	Voya Large Cap Growth Fund - Class R6	10,963	17.7
546	Voya Large Cap Value Fund - Class R6	6,452	10.5
416	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,697	6.0
341	Voya Multi-Manager International Equity Fund - Class I	3,616	5.9
229	Voya Multi-Manager Mid Cap Value Fund - Class I	2,783	4.5
89	Voya Real Estate Fund - Class R6	1,740	2.8
62	Voya Short Term Bond Fund - Class R6	620	1.0
16	@ Voya SmallCap Opportunities Fund Class R6	942	1.5
		49,931	80.7

	Unaffiliated Investment Companies: 1.0%
121	@ Credit Suisse Commodity Return Strategy Fund - Class I	629	1.0

	Total Mutual Funds
	(Cost $51,101)	50,560	81.7

	Total Investments in Securities (Cost $62,629)	$61,835	99.9
	Assets in Excess of Other Liabilities	43	0.1
	Net Assets	$61,878	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $62,671.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,453
Gross Unrealized Depreciation	(3,289)

Net Unrealized Depreciation	$(836)

Voya Retirement Solution 2035 Fund	PORTFOLIO OF INVESTMENTS as of AUGUST 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$11,275	$–	$–	$11,275
Mutual Funds	50,560	–	–	50,560
Total Investments, at fair value	$61,835	$–	$–	$61,835

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/15	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class R6	$5,291	$-	$(48)	$(339)	$4,904	$-	$(2)	$-
Voya Floating Rate Fund - Class I	3,338	35	(227)	(41)	3,105	35	(4)	-
Voya High Yield Bond Fund - Class I	2,674	35	(131)	(89)	2,489	36	(6)	-
Voya Intermediate Bond Fund - Class R6	2,003	12	(124)	(32)	1,859	13	(1)	-
Voya International Core Fund - Class I	7,246	-	(9)	(476)	6,761	-	-	-
Voya Large Cap Growth Fund - Class R6	11,557	-	-	(594)	10,963	-	-	-
Voya Large Cap Value Fund - Class R6	6,962	133	-	(643)	6,452	27	-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,960	461	-	(724)	3,697	-	-	-
Voya Multi-Manager International Equity Fund - Class I	3,954	-	-	(338)	3,616	-	-	-
Voya Multi-Manager Mid Cap Value Fund - Class I	2,976	5	-	(198)	2,783	-	-	-
Voya Real Estate Fund - Class R6	1,317	531	-	(108)	1,740	8	-	-
Voya Short Term Bond Fund - Class R6	667	2	(45)	(4)	620	3	-	-
Voya SmallCap Opportunities Fund Class R6	992	-	-	(50)	942	-	-	-
	$52,937	$1,214	$(584)	$(3,636)	$49,931	$122	$(13)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Solution 2040 Fund	PORTFOLIO OF INVESTMENTS as of AUGUST 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.8%
5	iShares Barclays 20+ Year Treasury Bond Fund	$607	1.0
39	iShares Russell 1000 Value Index Fund	3,774	6.0
14	iShares Russell 2000 Value Index Fund	1,312	2.1
37	iShares Russell Midcap Growth Index Fund	3,420	5.4
2	SPDR Trust Series 1	395	0.6
12	SPDR Dow Jones International Real Estate ETF	473	0.7

	Total Exchange-Traded Funds (Cost $10,053)	9,981	15.8

MUTUAL FUNDS: 84.4%
	Affiliated Investment Companies: 83.4%
296	Voya Corporate Leaders 100 Fund - Class R6	5,013	7.9
127	Voya Floating Rate Fund - Class I	1,269	2.0
322	Voya High Yield Bond Fund - Class I	2,544	4.0
254	Voya Intermediate Bond Fund - Class R6	2,534	4.0
871	Voya International Core Fund - Class I	8,167	13.0
824	Voya Large Cap Growth Fund - Class R6	12,177	19.4
585	Voya Large Cap Value Fund - Class R6	6,909	10.9
425	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,779	6.0
348	Voya Multi-Manager International Equity Fund - Class I	3,699	5.9
286	Voya Multi-Manager Mid Cap Value Fund - Class I	3,478	5.5
91	Voya Real Estate Fund - Class R6	1,779	2.8
22	@ Voya SmallCap Opportunities Fund Class R6	1,285	2.0
		52,633	83.4

	Unaffiliated Investment Companies: 1.0%
123	@ Credit Suisse Commodity Return Strategy Fund - Class I	643	1.0

	Total Mutual Funds (Cost $53,841)	53,276	84.4

	Total Investments in Securities (Cost $63,894)	$63,257	100.2
	Liabilities in Excess of Other Assets	(156)	(0.2)
	Net Assets	$63,101	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $63,935.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,735
Gross Unrealized Depreciation	(3,413)

Net Unrealized Depreciation	$(678)

Voya Retirement Solution 2040 Fund	PORTFOLIO OF INVESTMENTS as of AUGUST 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,981	$–	$–	$9,981
Mutual Funds	53,276	–	–	53,276
Total Investments, at fair value	$63,257	$–	$–	$63,257

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/15	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class R6	$5,417	$-	$(56)	$(348)	$5,013	$-	$(2)	$-
Voya Floating Rate Fund - Class I	1,366	14	(93)	(18)	1,269	14	(2)	-
Voya High Yield Bond Fund - Class I	2,736	37	(138)	(91)	2,544	37	(6)	-
Voya Intermediate Bond Fund - Class R6	1,366	1,345	(150)	(27)	2,534	10	(1)	-
Voya International Core Fund - Class I	8,759	-	(17)	(575)	8,167	-	-	-
Voya Large Cap Growth Fund - Class R6	12,835	-	-	(658)	12,177	-	-	-
Voya Large Cap Value Fund - Class R6	7,453	145	-	(689)	6,909	29	-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,051	469	-	(741)	3,779	-	-	-
Voya Multi-Manager International Equity Fund - Class I	4,044	-	-	(345)	3,699	-	-	-
Voya Multi-Manager Mid Cap Value Fund - Class I	3,721	5	-	(248)	3,478	-	-	-
Voya Real Estate Fund - Class R6	1,347	542	-	(110)	1,779	9	-	-
Voya SmallCap Opportunities Fund Class R6	1,353	-	-	(68)	1,285	-	-	-
	$54,448	$2,557	$(454)	$(3,918)	$52,633	$99	$(11)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Solution 2045 Fund	PORTFOLIO OF INVESTMENTS as of AUGUST 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.2%
5	iShares Barclays 20+ Year Treasury Bond Fund	$607	1.0
42	iShares Russell 1000 Value Index Fund	4,065	6.4
14	iShares Russell 2000 Value Index Fund	1,312	2.1
37	iShares Russell Midcap Growth Index Fund	3,420	5.4
2	SPDR Trust Series 1	395	0.6
12	SPDR Dow Jones International Real Estate ETF	473	0.7

	Total Exchange-Traded Funds
	(Cost $10,348)	10,272	16.2

MUTUAL FUNDS: 83.8%
	Affiliated Investment Companies: 82.8%
297	Voya Corporate Leaders 100 Fund - Class R6	5,036	7.9
128	Voya Floating Rate Fund - Class I	1,275	2.0
256	Voya Intermediate Bond Fund - Class R6	2,545	4.0
807	Voya International Core Fund - Class I	7,573	11.9
875	Voya Large Cap Growth Fund - Class R6	12,929	20.5
614	Voya Large Cap Value Fund - Class R6	7,256	11.4
427	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,796	6.0
527	Voya Multi-Manager International Equity Fund - Class I	5,597	8.8
287	Voya Multi-Manager Mid Cap Value Fund - Class I	3,493	5.5
92	Voya Real Estate Fund - Class R6	1,787	2.8
22	@ Voya SmallCap Opportunities Fund Class R6	1,296	2.0
		52,583	82.8

	Unaffiliated Investment Companies: 1.0%
124	@ Credit Suisse Commodity Return Strategy Fund - Class I	646	1.0

	Total Mutual Funds
	(Cost $53,449)	53,229	83.8

	Total Investments in Securities (Cost $63,797)	$63,501	100.0
	Liabilities in Excess of Other Assets	(7)	–
	Net Assets	$63,494	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $63,823.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,864
Gross Unrealized Depreciation	(3,186)

Net Unrealized Depreciation	$(322)

Voya Retirement Solution 2045 Fund	PORTFOLIO OF INVESTMENTS as of AUGUST 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,272	$–	$–	$10,272
Mutual Funds	53,229	–	–	53,229
Total Investments, at fair value	$63,501	$–	$–	$63,501

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/15	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class R6	$5,467	$-	$(83)	$(348)	$5,036	$-	$(3)	$-
Voya Floating Rate Fund - Class I	1,378	14	(100)	(17)	1,275	14	(2)	-
Voya Intermediate Bond Fund - Class R6	1,378	1,354	(159)	(28)	2,545	11	(1)	-
Voya International Core Fund - Class I	8,155	-	(47)	(535)	7,573	-	(1)	-
Voya Large Cap Growth Fund - Class R6	13,628	-	-	(699)	12,929	-	-	-
Voya Large Cap Value Fund - Class R6	7,861	122	-	(727)	7,256	30	-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,092	452	-	(748)	3,796	-	-	-
Voya Multi-Manager International Equity Fund - Class I	6,119	-	-	(522)	5,597	-	-	-
Voya Multi-Manager Mid Cap Value Fund - Class I	3,754	-	(11)	(250)	3,493	-	-	-
Voya Real Estate Fund - Class R6	1,359	539	-	(111)	1,787	9	-	-
Voya SmallCap Opportunities Fund Class R6	1,365	-	-	(69)	1,296	-	-	-
	$54,556	$2,481	$(400)	$(4,054)	$52,583	$64	$(7)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Solution 2050 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.2%
5	iShares Barclays 20+ Year Treasury Bond Fund	$607	1.0
42	iShares Russell 1000 Value Index Fund	4,065	6.4
14	iShares Russell 2000 Value Index Fund	1,312	2.1
37	iShares Russell Midcap Growth Index Fund	3,420	5.4
2	SPDR Trust Series 1	395	0.6
12	SPDR Dow Jones International Real Estate ETF	473	0.7

	Total Exchange-Traded Funds
	(Cost $10,348)	10,272	16.2

MUTUAL FUNDS: 83.8%
	Affiliated Investment Companies: 82.8%
297	Voya Corporate Leaders 100 Fund - Class R6	5,036	7.9
128	Voya Floating Rate Fund - Class I	1,275	2.0
256	Voya Intermediate Bond Fund - Class R6	2,545	4.0
807	Voya International Core Fund - Class I	7,575	11.9
875	Voya Large Cap Growth Fund - Class R6	12,930	20.5
614	Voya Large Cap Value Fund - Class R6	7,256	11.4
427	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,796	6.0
527	Voya Multi-Manager International Equity Fund - Class I	5,597	8.8
287	Voya Multi-Manager Mid Cap Value Fund - Class I	3,494	5.5
92	Voya Real Estate Fund - Class R6	1,787	2.8
22	@ Voya SmallCap Opportunities Fund Class R6	1,296	2.0
		52,587	82.8

	Unaffiliated Investment Companies: 1.0%
124	@ Credit Suisse Commodity Return Strategy Fund - Class I	646	1.0

	Total Mutual Funds
	(Cost $53,492)	53,233	83.8

	Total Investments in Securities (Cost $63,840)	$63,505	100.0
	Liabilities in Excess of Other Assets	(11)	–
	Net Assets	$63,494	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $63,866.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,867
Gross Unrealized Depreciation	(3,228)

Net Unrealized Depreciation	$(361)

Voya Retirement Solution 2050 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,272	$–	$–	$10,272
Mutual Funds	53,233	–	–	53,233
Total Investments, at fair value	$63,505	$–	$–	$63,505

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/15	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class R6	$5,468	$-	$(82)	$(350)	$5,036	$-	$(3)	$-
Voya Floating Rate Fund - Class I	1,378	14	(99)	(18)	1,275	14	(2)	-
Voya Intermediate Bond Fund - Class R6	1,378	1,354	(159)	(28)	2,545	11	(1)	-
Voya International Core Fund - Class I	8,156	-	(48)	(533)	7,575	-	(1)	-
Voya Large Cap Growth Fund - Class R6	13,629	-	-	(699)	12,930	-	-	-
Voya Large Cap Value Fund - Class R6	7,862	120	-	(726)	7,256	30	-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,093	453	-	(750)	3,796	-	-	-
Voya Multi-Manager International Equity Fund - Class I	6,119	-	-	(522)	5,597	-	-	-
Voya Multi-Manager Mid Cap Value Fund - Class I	3,754	-	(10)	(250)	3,494	-	-	-
Voya Real Estate Fund - Class R6	1,359	540	-	(112)	1,787	9	-	-
Voya SmallCap Opportunities Fund Class R6	1,365	-	-	(69)	1,296	-	-	-
	$54,561	$2,481	$(398)	$(4,057)	$52,587	$64	$(7)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Solution 2055 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.8%
5	iShares Barclays 20+ Year Treasury Bond Fund	$607	1.0
43	iShares Russell 1000 Value Index Fund	4,161	6.4
14	iShares Russell 2000 Value Index Fund	1,312	2.1
37	iShares Russell Midcap Growth Index Fund	3,420	5.4
6	SPDR Trust Series 1	1,186	1.9

	Total Exchange-Traded Funds
	(Cost $10,793)	10,686	16.8

MUTUAL FUNDS: 83.1%
	Affiliated Investment Companies: 82.1%
372	Voya Corporate Leaders 100 Fund - Class R6	6,304	9.9
256	Voya Intermediate Bond Fund - Class R6	2,549	4.0
809	Voya International Core Fund - Class I	7,584	12.0
877	Voya Large Cap Growth Fund - Class R6	12,958	20.5
615	Voya Large Cap Value Fund - Class R6	7,266	11.4
428	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,801	6.0
528	Voya Multi-Manager International Equity Fund - Class I	5,610	8.8
287	Voya Multi-Manager Mid Cap Value Fund - Class I	3,498	5.5
67	Voya Real Estate Fund - Class R6	1,302	2.0
22	@ Voya SmallCap Opportunities Fund Class R6	1,299	2.0
		52,171	82.1

	Unaffiliated Investment Companies: 1.0%
124	@ Credit Suisse Commodity Return Strategy Fund - Class I	647	1.0

	Total Mutual Funds
	(Cost $53,076)	52,818	83.1

	Total Investments in Securities (Cost $63,869)	$63,504	99.9
	Assets in Excess of Other Liabilities	47	0.1
	Net Assets	$63,551	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $63,891.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,910
Gross Unrealized Depreciation	(3,297)

Net Unrealized Depreciation	$(387)

Voya Retirement Solution 2055 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,686	$–	$–	$10,686
Mutual Funds	52,818	–	–	52,818
Total Investments, at fair value	$63,504	$–	$–	$63,504

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/15	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class R6	$6,842	$-	$(101)	$(437)	$6,304	$-	$(4)	$-
Voya Intermediate Bond Fund - Class R6	1,381	1,356	(161)	(27)	2,549	11	(1)	-
Voya International Core Fund - Class I	8,174	-	(54)	(536)	7,584	-	(2)	-
Voya Large Cap Growth Fund - Class R6	13,658	-	-	(700)	12,958	-	-	-
Voya Large Cap Value Fund - Class R6	7,878	117	-	(729)	7,266	30	-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,095	455	-	(749)	3,801	-	-	-
Voya Multi-Manager International Equity Fund - Class I	6,133	-	-	(523)	5,610	-	-	-
Voya Multi-Manager Mid Cap Value Fund - Class I	3,762	-	(13)	(251)	3,498	-	-	-
Voya Real Estate Fund - Class R6	1,362	16	-	(76)	1,302	9	-	-
Voya SmallCap Opportunities Fund Class R6	1,368	-	-	(69)	1,299	-	-	-
	$54,653	$1,944	$(329)	$(4,097)	$52,171	$50	$(7)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Solution Income Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 18.5%
5	iShares Barclays 20+ Year Treasury Bond Fund	$607	1.1
24	iShares Barclays Aggregate Bond Fund	2,614	4.6
46	iShares Barclays TIPS Bond Fund	5,133	9.0
11	SPDR Trust Series 1	2,174	3.8

	Total Exchange-Traded Funds (Cost $10,998)	10,528	18.5

MUTUAL FUNDS: 81.8%
	Affiliated Investment Companies: 80.8%
288	Voya Floating Rate Fund - Class I	2,873	5.1
349	Voya Global Bond Fund - Class R6	3,410	6.0
291	Voya High Yield Bond Fund - Class I	2,303	4.1
1,584	Voya Intermediate Bond Fund - Class R6	15,771	27.7
303	Voya International Core Fund - Class I	2,845	5.0
413	Voya Large Cap Growth Fund - Class R6	6,107	10.7
433	Voya Large Cap Value Fund - Class R6	5,117	9.0
34	Voya MidCap Opportunities Fund - Class R6	849	1.5
70	Voya Multi-Manager Mid Cap Value Fund - Class I	859	1.5
60	Voya Real Estate Fund - Class R6	1,170	2.1
462	Voya Short Term Bond Fund - Class R6	4,587	8.1
		45,891	80.8

	Unaffiliated Investment Companies: 1.0%
112	@ Credit Suisse Commodity Return Strategy Fund - Class I	582	1.0

	Total Mutual Funds (Cost $47,413)	46,473	81.8

	Total Investments in Securities (Cost $58,411)	$57,001	100.3
	Liabilities in Excess of Other Assets	(169)	(0.3)
	Net Assets	$56,832	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $58,619.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,018
Gross Unrealized Depreciation	(2,636)

Net Unrealized Depreciation	$(1,618)

Voya Retirement Solution Income Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,528	$–	$–	$10,528
Mutual Funds	46,473	–	–	46,473
Total Investments, at fair value	$57,001	$–	$–	$57,001

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/15	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$2,971	$30	$(89)	$(39)	$2,873	$31	$(2)	$-
Voya Global Bond Fund - Class R6	3,541	-	(66)	(65)	3,410	-	(9)	-
Voya High Yield Bond Fund - Class I	2,372	31	(16)	(84)	2,303	32	(1)	-
Voya Intermediate Bond Fund - Class R6	16,283	102	(367)	(247)	15,771	103	(11)	-
Voya International Core Fund - Class I	2,921	117	(1)	(192)	2,845	-	-	-
Voya Large Cap Growth Fund - Class R6	6,440	-	(2)	(331)	6,107	-	1	-
Voya Large Cap Value Fund - Class R6	5,286	324	(1)	(492)	5,117	20	-	-
Voya MidCap Opportunities Fund - Class R6	880	23	(1)	(53)	849	-	-	-
Voya Multi-Manager Mid Cap Value Fund - Class I	887	31	-	(59)	859	-	-	-
Voya Real Estate Fund - Class R6	1,168	68	-	(66)	1,170	7	-	-
Voya Short Term Bond Fund - Class R6	4,733	21	(140)	(27)	4,587	22	(1)	-
	$47,482	$747	$(683)	$(1,655)	$45,891	$215	$(23)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	October 23, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	October 23, 2015